Commitments and Contingencies - Minimum Lease Payment Obligations and Sublease Rental Income Under Non-Cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
MRD [Member]
Operating leases
Total	$ 43,625
2015	6,534
2016	6,607
2017	6,694
2018	6,259
2019	5,960
Thereafter	11,571
Sublease rental income
Sublease rental income, Total	5,786
Sublease rental income, 2015	1,691
Sublease rental income, 2016	1,579
Sublease rental income, 2017	1,197
Sublease rental income, 2018	814
Sublease rental income, 2019	431
Sublease rental income, Thereafter	74
MEMP [Member]
Operating leases
Total	3,665
2015	788
2016	416
2017	205
2018	205
2019	205
Thereafter	$ 1,846